CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income attributable to Wabtec shareholders	$ 262,261	$ 304,887	$ 398,628
Foreign currency translation gain (loss)	326,096	(93,684)	(132,899)
Unrealized gain (loss) on derivative contracts	9,799	305	(1,202)
Unrealized gain (loss) on pension benefit plans and post-retirement benefit plans	2,845	(12,021)	26,689
Other comprehensive gain (loss) before tax	338,740	(105,400)	(107,412)
Income tax (expense) benefit related to components of other comprehensive (loss) income	(4,127)	2,514	(9,821)
Other comprehensive income (loss), net of tax	334,613	(102,886)	(117,233)
Comprehensive income attributable to Wabtec shareholders	$ 596,874	$ 202,001	$ 281,395